Cover	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2026
Entity File Number	001-31940
Entity Registrant Name	FNB CORP/PA/
Entity Central Index Key	0000037808
Entity Tax Identification Number	25-1255406
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	626 Washington Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	800
Local Phone Number	555-5455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false